Segment Information	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segment Information	Segment Information
Products and services from which reportable segments derive their revenues
The Group manages its businesses by divisions, which are organized based on the nature of the products and services offered. For management purposes, the Group's operations are reviewed by the Group’s Chief Operating Decision Maker (the "CODM") in accordance with IFRS 8, and resources are allocated based on this structure.
In the prior years, the Group operated three operating segments, namely the Prevention, Diagnostics, and Consumer Health segments.
During the year ended December 31, 2025, the Group disposed of its Diagnostics business, which is presented as discontinued operations in accordance with IFRS 5. As a result of this disposal, the CODM revised the internal reporting structure.
Accordingly, the Group currently has two reportable segments from continuing operations: (i) Prevention segment, and (ii) Consumer Health segment. The Group’s reportable segments are as follows:
1.Prevention being the design and sale of genetic testing; and
2.Consumer Health being provision of consumer health products, including health and wellness products, and fulfillment and distribution services of sports nutrition products.
The following is an analysis of the Group’s revenue and gross profit from continuing operations by reportable segments. Performance is measured based on gross profit from continuing operations, as included in the internal management reports that are reviewed by the CODM:

	Prevention	Consumer Health	Unallocated	Total from continuing operations
2025
Revenue	$12,945	$79,445	$—	$92,390
Gross profit	10,998	37,792	—	48,790
2024 (Restated)
Revenue	10,367	5,569	—	15,936
Gross profit	8,122	1,155	—	9,277
2023 (Restated)
Revenue	6,155	n/a	—	6,155
Gross profit/(loss)	3,115	n/a	(1,942)	1,173
During the years ended December 31, 2025, 2024 and 2023, the Prevention segment within continuing operations incurred processing service fees of approximately $2,312, $2,968, and $1,498, respectively, in respect of processing services provided by the Diagnostics business presented within discontinued operations (see note 10). In preparing the Group’s consolidated financial statements, the processing service revenue recognized by the Diagnostics business and the corresponding processing service expense recognized by the Prevention segment were eliminated in full on consolidation. As the Diagnostics business is presented within discontinued operations while the Prevention segment remains within continuing operations in the re-presented comparative information, this elimination reduces revenue in discontinued operations and reduces costs in continuing operations. Accordingly, the effect of such intragroup transactions is not reflected on a gross basis within continuing operations in the re-presented comparative information. Such processing service arrangement is expected to continue after the disposal of the Diagnostics business pursuant to ongoing commercial arrangements. Including the impact of such processing service fees, the adjusted gross profit of the Prevention segment from continuing operations would have been approximately $8,686, $5,154 and $1,617, respectively.
Unallocated direct costs represent the unallocated depreciation and amortization related to property, plant and equipment and intangible assets commonly used across segments, and certain staff costs commonly worked across segments.
Segment revenue from continuing operations reported above represents revenue generated from external customers. There were no inter-segment sales from continuing operations for the years ended December 31, 2025, 2024 and 2023.
No analysis of the Group’s assets and liabilities by reportable segment is disclosed as they are not regularly provided to the CODM for review.
Segment gross profit represents the gross profit earned by each segment without allocation of certain direct costs associated with depreciation and amortization and certain staff costs commonly used across segments. This is the measure reported to the CODM for the purposes of resource allocation and performance assessment.
The following is the reconciliation of the reportable segments' gross profit from continuing operation to the loss before taxation for the years ended December 31, 2025, 2024 and 2023.

	2025	2024	2023
		(Restated)	(Restated)
Gross profit	$48,790	$9,277	$1,173
Other income and other net gains	614	2,006	4,133
Selling and marketing expenses	(35,540)	(5,413)	(5,462)
Research and development expenses	(5,132)	(9,051)	(9,172)
Impairment of goodwill	(6,815)	—	—
Administrative and other operating expenses	(46,398)	(33,090)	(29,116)
Fair value gain/(loss) on financial assets at fair value through profit or loss	780	(8,869)	(7,135)
Gain on warrant exchange	36,657	—	—
Fair value (loss)/gain on warrant liabilities	(17,943)	49	3,351
Unrealized fair value loss on digital assets	(9,725)	—	—
Gain on partial disposal of an equity-accounted investee	—	1,244	—
Share of loss of equity-accounted investees, net of tax	(1,260)	(2,010)	(670)
Other finance costs	(241)	(168)	(46)
Loss before taxation	$(36,213)	$(46,025)	$(42,944)
Revenues from major products and services
The Group’s revenues from continuing operations from its major products and services are disclosed in note 5.
Geographical information
Information about the Group's revenue from continuing operations from external customers is presented based on the location of the region of domicile of entities of the Group.

	Revenue from external customers
	2025	2024	2023
		(Restated)	(Restated)
Continuing operations
Hong Kong	$23,070	$10,425	$6,155
The United States	69,320	5,511	—
	$92,390	$15,936	$6,155
Information about the Group's non-current assets is presented based on the geographical location of the assets.

	Non-current assets
	2025	2024
Hong Kong	$74,558	$120,421
The United States	45,907	1,054
United Kingdom	—	185
Taiwan	—	3,484
Rest of the world	159	1,180
	$120,624	$126,324
Non-current assets exclude those relating to financial assets at fair value through profit or loss.
Information about major customers
No single customer from continuing operations contributed 10% or more to the Group's revenue from continuing operations in 2025, 2024 and 2023.